PRUCO LIFE INSURANCE COMPANY

STRATEGIC PARTNERSSM FLEXELITE

Supplement, Dated July 8, 2004

To

Prospectus, Dated May 1, 2004

Appendix B (hypothetical illustrations) is replaced in its entirety by the following. These revised illustrations reflect recent changes to the fees of the asset allocation portfolios of The Prudential Series Fund, Inc.

      APPENDIX B

Hypothetical Illustrations

The illustrations set out in the following tables depict hypothetical values based on the following salient assumptions:

        We assume that (i) the contract was issued to a male who was 60 years old on the contract date, (ii) he made a single purchase payment of $100,000 on the contract date, and (iii) he took no withdrawals during the time period illustrated.

        To calculate the contract values illustrated on the following pages, we start with certain hypothetical rates of return (i.e., gross rates of return equal to 0%, 6% and 10% annually). The hypothetical gross rates of return are first reduced by the arithmetic average fees of the mutual funds underlying the variable investment options. To compute the arithmetic average of the fees of the underlying mutual funds, we added the investment management fees, other expenses, and any 12b-1 fees of each underlying mutual fund and then divided that sum by the number of mutual funds within the annuity product. In other words, we assumed hypothetically that values are allocated equally among the variable investment options. If you allocated the contract value unequally among the variable investment options, that would affect the amount of mutual fund fees that you bear indirectly, and thereby would influence the values under the annuity contract. Based on the fees of the underlying mutual funds as of December 31, 2003 (not giving effect to the expense reimbursements or expense waivers that are described in the prospectus fee table, and for certain portfolios reflecting expense adjustments), the arithmetic average fund fees were equal to 1.11% annually. If we did take expense reimbursements and waivers into account here, that would have lowered the arithmetic average, and thereby increased the illustrated values. The hypothetical gross rates of return are next reduced by the insurance and administrative charge associated with the selected death benefit option. Finally, the contract value is reduced by the annual charges for the optional benefits that are illustrated as well as by the contract maintenance charge.

        The hypothetical gross rates of return of 0%, 6% and 10% annually, when reduced by the arithmetic average mutual fund fees and the insurance and administrative charge, correspond to net annual rates of return of –3.04%, 2.78% and 6.66%, respectively. These net rates of return do not reflect the contract maintenance charge or the charges for optional benefits. If those charges were reflected in the above-referenced net returns, then the net returns would be lower.

        An ‘N/A’ in these columns indicates that the benefit cannot be exercised in that year.

        A ‘0’ in certain columns within these illustrations indicates that the benefit has no value. For example, with respect to the Income Appreciator Benefit, there are no earnings within the contract under a 0% assumed rate of return. Because IAB is a percentage of earnings, the IAB benefit value would be ‘0’ in that scenario.

        The values that you actually realize under a contract will be different from what is depicted here if any of the assumptions we make here differ from your circumstances. We will provide you with a personalized illustration upon request.

        Please see your prospectus for the meaning of the terms used here and for a description of how the various illustrated features operate.

STRATEGIC PARTNERS FLEXELITE
$100,000 Single contribution and no withdrawals

Male, issue age 60
Benefits:
         No Credit Election
         Greater of Roll-Up and Step-Up Guaranteed Minimum Death Benefit
         Earnings Appreciator Benefit
         Guaranteed Minimum Income Benefit
         Income Appreciator Benefit

10% Assumed Rate Of Return
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         PROJECTED VALUE                 DEATH BENEFIT(S)                         LIVING BENEFIT(S)
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                                           ---------------------------------------------------------------------------
                                                    EAB                   IAB                      GMIB
                                           ---------------------------------------------------------------------------
                                           ---------------------------------------------------------------------------

                                                                                                  GMIB     Projected
                                                                                                  GuaranteeContract
                                                                                                  Annual   Annual
                                                                                                  Payout   Annuity
                                                                                                  for      Payout
                                                                                                  Single   for
                                    Death  Earnings  Total Death             Amount       GMIB    Life     Single
    Annuitant Contract  Surrender  Benefit Appreciator Benefit              Available  Protected  Annuity  Life
Year   Age      Value      Value    Value   Benefit   Value and  IAB Value     to        Value    with 10  Annuity
                                                         EAB                Annuitize             year     with 10
                                                                                                  Period   Year
                                                                                                   Certain Period
                                                                                                            Certain
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
   1   61      105,560    99,260   105,560   2,224     107,784      N/A        N/A      105,000      N/A      N/A
   2   62      111,432   105,132   111,432   4,573     116,005      N/A        N/A      110,250      N/A      N/A
   3   63      117,633   117,633   117,633   7,053     124,687      N/A        N/A      115,763      N/A      N/A
   4   64      124,183   124,183   124,183   9,673     133,857      N/A        N/A      121,551      N/A      N/A
   5   65      131,101   131,101   131,101   12,441    143,542      N/A        N/A      127,628      N/A      N/A
   6   66      138,408   138,408   138,408   15,363    153,772      N/A        N/A      134,010      N/A      N/A
   7   67      146,126   146,126   146,126   18,451    164,577     6,919     153,045    140,710     7,683    9,351
   8   68      154,279   154,279   154,279   21,711    175,990     8,142     162,421    147,746     8,331    10,169
   9   69      162,890   162,890   162,890   25,156    188,046     9,434     172,324    155,133     9,036    11,062
  10   70      171,986   171,986   171,986   28,795    200,781     14,397    186,384    162,889    10,550    12,271
  15   75      225,786   225,786   225,786   50,314    276,100     31,446    257,232    200,000    15,775    19,298
  20   80      297,541   297,541   297,541   79,016    376,557     49,385    346,926    200,000    18,991    28,881
  25   85      393,894   393,894   393,894  117,558    511,451     73,473    467,367    200,000    23,743    43,783
  30   90      523,277   523,277   523,277  120,000    643,277    105,819    629,097    200,000    29,022    63,544
  35   95      697,014   697,014   697,014  120,000    817,014    149,254    846,268    200,000    35,949    91,209

6% Assumed Rate Of Return
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         PROJECTED VALUE                 DEATH BENEFIT(S)                         LIVING BENEFIT(S)
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                                           ---------------------------------------------------------------------------
                                                    EAB                   IAB                      GMIB
                                           ---------------------------------------------------------------------------

                                                                                                  GMIB     Projected
                                                                                                  GuaranteeContract
                                                                                                  Annual   Annual
                                                                                                  Payout   Annuity
                                                                                                  for      Payout
                                                                                                  Single   for
                                    Death  Earnings  Total Death             Amount       GMIB    Life     Single
    Annuitant Contract  Surrender  Benefit Appreciator Benefit              Available  Protected  Annuity  Life
Year   Age      Value     Value     Value   Benefit   Value and  IAB Value     to        Value    with 10  Annuity
                                                         EAB                Annuitize             year     with 10
                                                                                                  Period   Year
                                                                                                   Certain Period
                                                                                                            Certain
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
   1   61      101,703    95,403   105,000    681      105,681      N/A        N/A      105,000      N/A      N/A
   2   62      103,418    97,118   110,250   1,367     111,617      N/A        N/A      110,250      N/A      N/A
   3   63      105,144   105,144   115,763   2,057     117,820      N/A        N/A      115,763      N/A      N/A
   4   64      106,879   106,879   121,551   2,752     124,302      N/A        N/A      121,551      N/A      N/A
   5   65      108,624   108,624   127,628   3,450     131,078      N/A        N/A      127,628      N/A      N/A
   6   66      110,376   110,376   134,010   4,151     138,160      N/A        N/A      134,010      N/A      N/A
   7   67      112,135   112,135   140,710   4,854     145,564     1,820     113,955    140,710     7,417    6,963
   8   68      113,898   113,898   147,746   5,559     153,305     2,085     115,982    147,746     8,007    7,262
   9   69      115,664   115,664   155,133   6,265     161,398     2,350     118,013    155,133     8,647    7,575
  10   70      117,431   117,431   162,889   6,972     169,862     3,486     120,917    162,889     9,901    7,961
  15   75      126,235   126,235   207,893   10,494    218,387     6,559     132,794    200,000    14,079    9,962
  20   80      135,624   135,624   265,330   14,250    279,580     8,906     144,530    200,000    15,908    12,032
  25   85      146,101   146,101   265,330   18,440    283,770     11,525    157,626    200,000    18,365    14,766
  30   90      157,790   157,790   265,330   23,116    288,446     14,447    172,237    200,000    20,351    17,397
  35   95      170,832   170,832   265,330   28,333    293,663     17,708    188,540    200,000    22,409    20,320
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0% Assumed Rate Of Return
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         PROJECTED VALUE                 DEATH BENEFIT(S)                         LIVING BENEFIT(S)
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                                           ---------------------------------------------------------------------------
                                                    EAB                   IAB                      GMIB
                                           ---------------------------------------------------------------------------

                                                                                                  GMIB     Projected
                                                                                                  GuaranteeContract
                                                                                                  Annual   Annual
                                                                                                  Payout   Annuity
                                                                                                  for      Payout
                                                                                                  Single   for
                                    Death  Earnings  Total Death             Amount       GMIB    Life     Single
    Annuitant Contract  Surrender  Benefit Appreciator Benefit              Available  Protected  Annuity  Life
Year   Age      Value     Value     Value   Benefit     Value    IAB Value     to        Value    with 10  Annuity
                                                       and EAB              Annuitize             year     with 10
                                                                                                  Period   Year
                                                                                                   Certain Period
                                                                                                            Certain
----------------------------------------------------------------------------------------------------------------------
   1   61      95,867     89,817   105,000     0       105,000      N/A        N/A      105,000      N/A      N/A
   2   62      91,856     86,085   110,250     0       110,250      N/A        N/A      110,250      N/A      N/A
   3   63      87,961     87,961   115,763     0       115,763      N/A        N/A      115,763      N/A      N/A
   4   64      84,177     84,177   121,551     0       121,551      N/A        N/A      121,551      N/A      N/A
   5   65      80,499     80,499   127,628     0       127,628      N/A        N/A      127,628      N/A      N/A
   6   66      76,920     76,920   134,010     0       134,010      N/A        N/A      134,010      N/A      N/A
   7   67      73,437     73,437   140,710     0       140,710       0       73,437     140,710     7,323    4,487
   8   68      70,044     70,044   147,746     0       147,746       0       70,044     147,746     7,896    4,386
   9   69      66,736     66,736   155,133     0       155,133       0       66,736     155,133     8,518    4,284
  10   70      63,508     63,508   162,889     0       162,889       0       63,508     162,889     9,694    4,181
  15   75      48,428     48,428   207,893     0       207,893       0       48,428     200,000    13,632    3,633
  20   80      35,490     35,490   265,330     0       265,330       0       35,490     200,000    15,230    2,955
  25   85      24,702     24,702   265,330     0       265,330       0       24,702     200,000    17,364    2,314
  30   90      15,708     15,708   265,330     0       265,330       0       15,708     200,000    18,980    1,587
  35   95       8,209     8,209    265,330     0       265,330       0        8,209     200,000    20,586     885
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The hypothetical investment results are illustrative only and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown and will depend on a number of factors, including investment allocations made by the owner. The contract values and guaranteed benefits for a contract would be different from the ones shown if the actual gross rate of investment return averaged 0%, 6% or 10% over a period of years, but also fluctuated above or below the average for individual contract years. We can make no representation that these hypothetical investment results can be achieved for any one year or continued over any period of time. In fact, for any given period of time, the investment results could be negative.

Explanation of Headings

Contract Value -The projected total value of the annuity at the end of the period indicated, after all fees other than withdrawal charges have been deducted.

Surrender Value — The projected cash value of the annuity at the end of the period indicated.

Death Benefit Value — Greater of the contract value or purchase payments (adjusted for withdrawals) compounded at 5% annually up to the later of age 80 or 5 years from issue (for age 80-85 at issue, 3% annual roll-up for 5 years) or the highest contract value (the “step-up”) on any contract anniversary up to the later of age 80 or the fifth contract anniversary adjusted for withdrawals (age 80-84 at issue will have only one step-up on the third contract anniversary) is payable to the beneficiary(s) on death of owner or joint owner. See the prospectus for more complete information.

Earnings Appreciator Benefit (EAB) — A supplemental death benefit based on 40% of earnings if issue age is 0-70, 25% for age 71-75; 15% for age 76-79, subject to a cap equal to 300% of purchase payments multiplied by the applicable benefit percentage. See prospectus for more complete information.

IAB Value — Percentage of earnings in the contract upon IAB activation based on the length of time the contract is in force: 7-9 years, 15%; 10-14 years, 20%; 15+ years, 25%. See prospectus for more complete information.

Amount Available to Annuitize — The contract value plus the IAB value. See prospectus for more complete information.

GMIB Protected Value — Purchase payments (adjusted for withdrawals) compounded at 5% annually up to the later of age 80 or 7 years from issue or last reset, subject to a 200% cap. See prospectus for more complete information.

GMIB Guaranteed Annual Payout for Single Life Annuity with 10-year Period Certain — The payout determined by applying the GMIB protected value (and IAB value if IAB is elected) to the GMIB guaranteed annuity purchase rates contained in the contract. The payout represents the minimum payout to be received when annuitizing the contract based on the illustrated assumptions. See prospectus for more complete information.

Projected Contract Annual Annuity Payout for Single Life Annuity with 10-year Period Certain — The hypothetical annuity payout based on the projected contract value (and IAB value if IAB is elected) calculated using the minimum payout rates guaranteed under the contract (“Guaranteed Minimum Payout Rates”). See prospectus for more complete information.

If the GMIB benefit is elected, the greater of the following would be paid at annuitization —

      (1) The GMIB Guaranteed Payout, or

      (2) The annuity payout available under the contract that is calculated based on the adjusted contract value at annuitization and the better of the Guaranteed Minimum Annuity Payout Rates or the Current Annuity Payout Rates in effect at the time of annuitization. To show how the GMIB rider works relative to the annuity payout available under the contract we included the Projected Contract Annuity Payout column which shows hypothetical annuity payouts based on the projected contract values and the Guaranteed Minimum Payout Rates. We did not illustrate any hypothetical annuity payouts based on Current Annuity Payout Rates because these rates are subject to change at any time; however, historically the annuity payout provided under such Current Annuity Payout Rates have been significantly higher than the annuity payout that would be provided under Guaranteed Minimum Annuity Payout Rates.